SEGMENTED INFORMATION (Tables)	12 Months Ended
Sep. 30, 2015
Segmented Information Tables
Summary of revenues and non-operating revenues

	Years ended September 30,
Revenue Stream	2015	2014	2013
Disposal of Indaflex rights (Mexico Only)	$0	$0	$760,329
Consulting Fees (North America)	-	-	-
Gross Operating Revenue	0	0	760,329

Other non-operating revenue:
Forgone Accounts Payable	20,227	13,364	106,377
Gain from disposal of fixed assets	-	-	-
Legal Settlement	-	-	-
Interest Income	416	409	2,704

Total Revenues and Non-Operating Revenues	$20,373	$13,773	$869,410

Summary of long lived assets
	Years ended September 30,
Long Lived Assets	2015	2014	2013
North America	$-	$-	$-
Asia	10,874	15,706	20,518
Total Long Lived Assets	$10,874	$15,706	$20,518